Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepayments and Other Current Assets - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Schedule of Prepayments and Other Current Assets [Abstract]
Advances to suppliers		$ 40,689	$ 4,537
Value-added tax (“VAT”) prepayment		2,276	1,954
Advance for deferred cost of Business Combination	[1]		1,325
Deferred IPO costs			868
Other receivables from third parties		804	763
Prepaid expenses and other current assets		43,769	9,447
Allowance for doubtful accounts		(168)	(177)
Prepaid expenses and other current assets, net		$ 43,601	$ 9,270

[1]	The advance for deferred cost of Business Combination represented the advances to Goldenbridge Acquisition Limited (“GBRG”) in form of non-interest-bearing loans, pursuant to the agreement and plan of merger, dated as of May 23, 2022, which provides for a Business Combination between GBRG and Auto Services Group Limited. Such advance was provided to GBRG to extend the period of time for GBRG to consummate the Business Combination.